Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000174035
Account Value [Line Items]
Line Graph and Table Measure Name	Destra Flaherty & Crumrine Preferred and Income Fund A	Destra Flaherty & Crumrine Preferred and Income Fund A
Account Value	$ 15,897	$ 10,000	$ 13,443	$ 13,274	$ 15,507	$ 14,013	$ 13,744	$ 12,508	$ 12,538	$ 11,673	$ 10,532
C000174036
Account Value [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund C
Account Value	14,765	$ 10,000	12,577	12,506	14,727	13,407	13,248	12,152	12,271	11,513	10,464
C000174037
Account Value [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund I
Account Value	16,349	$ 10,000	13,789	13,580	15,826	14,268	13,958	12,674	12,672	11,772	10,577
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value	16,387	$ 10,000	13,838	13,412	15,634	14,331	13,691	12,450	12,330	11,493	10,542
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value	16,387	$ 10,000	13,838	13,412	15,634	14,331	13,691	12,450	12,330	11,493	10,542
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value	$ 16,387	$ 10,000	$ 13,838	$ 13,412	$ 15,634	$ 14,331	$ 13,691	$ 12,450	$ 12,330	$ 11,493	$ 10,542